Earnings Per Share (Earnings Per Share) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net earnings attributable to Altria Group, Inc.	$ 836	$ 1,173	$ 444	$ 937	$ 919	$ 1,131	$ 1,042	$ 813	$ 3,390	$ 3,905	$ 3,206
Less: Distributed and undistributed earnings attributable to unvested restricted and deferred shares									(13)	(15)	(11)
Earnings for basic and diluted EPS									$ 3,377	$ 3,890	$ 3,195
Weighted-average shares for basic EPS									2,064	2,077	2,066
Add: Incremental shares from stock options										2	5
Weighted-average shares for diluted EPS									2,064	2,079	2,071